Statement of financial position, order of liquidity (Parentheticals) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Memorandum loan commitments given	€ 119,618	€ 132,584	€ 130,923
Financial guarantees given Memorandum	11,720	10,665	10,984
Memorandum other commitments given	34,604	36,190	39,209
Memorandum item subordinated liabilities at amortised cost	14,808	16,488	18,018
Subordinated liabilities at fair value memorandum item	€ 0	€ 0	€ 0